                          PRUCO LIFE INSURANCE COMPANY

                            STRATEGIC PARTNERS SELECT

                       Supplement, dated February 4, 2002
                                       To
                          Prospectus, dated May 1, 2001


Effective February 4, 2002, we have added two variable investment options. One of these options corresponds to the Equity Portfolio of The Prudential Series Fund, Inc. (the "Fund"), and the other option corresponds to the Value Portfolio of the Fund. We describe each of those Portfolios below.

EQUITY PORTFOLIO. The investment objective of the Equity Portfolio is capital appreciation. To achieve this objective, the investment adviser invests primarily in common stocks of major established corporations as well as smaller companies. Prudential Investments LLC ("PI") manages the Equity Portfolio through the following subadvisers: GE Asset Management, Incorporated, Jennison Associates LLC, and Salomon Brothers Asset Management Inc.

The December 31, 2000 expenses of the Equity Portfolio, as a percentage of the portfolio's average daily net assets, are as follows: investment advisory fees of 0.45%, other expenses of 0.04%, total expenses of 0.49%, and total expenses after expense reimbursement of 0.49%.

The Expense Examples corresponding to the Equity Portfolio follow.

For Example 1 (if you withdraw your assets), $839 for 1 year, $1,186 for 3 years, $1,468 for 5 years, and $2,390 for 10 years.

For Example 2 (if you do not withdraw your assets), $209 for 1 year, $646 for 3 years, $1,108 for 5 years, and $2,390 for 10 years.

VALUE PORTFOLIO. The investment objective of the Value Portfolio is capital appreciation. To achieve this objective, the investment adviser focuses on stocks that are undervalued - - those stocks that are trading below their underlying asset value, cash-generating ability, and overall earnings and earnings growth. The investment adviser normally will invest at least 65% of the portfolio's total assets in equity and equity-related securities. PI manages the Value Portfolio through the following subadvisers: Deutsche Asset Management Inc., Jennison Associates LLC, and Victory Capital Management.

The December 31, 2000 expenses of the Value Portfolio, as a percentage of the portfolio's average daily net assets, are as follows: investment advisory fees of 0.40%, other expenses of 0.05%, total expenses of 0.45%, and total expenses after expense reimbursement of 0.45%.

The Expense Examples corresponding to the Value Portfolio follow.

For Example 1 (if you withdraw your assets), $835 for 1 year, $1,174 for 3 years, $1,448 for 5 years, and $2,348 for 10 years.

For Example 2 (if you do not withdraw your assets), $205 for 1 year, $634 for 3 years, $1,088 for 5 years, and $2,348 for 10 years.

ACCUMULATION UNIT VALUES: As a percentage of each fund's average daily net assets (BASE DEATH BENEFIT 1.52%)

                                           Accumulation Unit       Accumulation Unit     Number of
                                           Value At Beginning of   Value At End of       Accumulation Units
                                           Period                  Period                Outstanding at End
                                                                                         of Period
PRUDENTIAL GLOBAL PORTFOLIO                       $0.99996               $0.83930             1,866,908
5/l/2001* to 12/31/2001

PRUDENTIAL JENNISON PORTFOLIO                     $0.99429               $0.86910             8,717,399
5/l/2001* to 12/31/2001

PRUDENTIAL MONEY MARKET PORTFOLIO                 $1.00008               $1.01177            13,343,486
5/l/2001* to 12/31/2001

PRUDENTIAL STOCK INDEX PORTFOLIO                  $0.99726               $0.90422             7,466,636
5/l/2001* to 12/31/2001

SP AGGRESSIVE GROWTH ASSET ALLOCATION             $0.99880               $0.87039              889,329
PORTFOLIO
5/l/2001* to 12/31/2001

SP AIM AGGRESSIVE GROWTH PORTFOLIO                $0.99724               $0.87438              809,819
5/l/2001* to 12/31/2001

SP AIM GROWTH AND INCOME PORTFOLIO                $0.99083               $0.84034             1,681,822
5/l/2001* to 12/31/2001

SP ALLIANCE LARGE CAP GROWTH PORTFOLIO            $0.99509               $0.88165             3,051,940
5/l/2001* to 12/31/2001

SP ALLIANCE TECHNOLOGY PORTFOLIO                  $0.98559               $0.81232              656,967
5/l/2001* to 12/31/2001

SP BALANCED ASSET ALLOCATION PORTFOLIO            $0.99891               $0.94878            13,046,128
5/l/2001* to 12/31/2001

SP CONSERVATIVE ASSET ALLOCATION                  $0.99796               $0.98385             8,875,030
PORTFOLIO
5/l/2001* to 12/31/2001

SP DAVIS VALUE PORTFOLIO                          $0.99791               $0.91944            10,293,175
5/l/2001* to 12/31/2001

SP DEUTSCHE INTERNATIONAL EQUITY                  $1.00228               $0.84670             2,495,330
PORTFOLIO
5/l/2001* to 12/31/2001

SP GROWTH ASSET ALLOCATION PORTFOLIO              $0.99886               $0.90902             5,263,888
5/l/2001* to 12/31/2001

SP INVESCO SMALL COMPANY GROWTH PORTFOLIO         $0.99726               $0.92608             1,290,547
5/l/2001* to 12/31/2001

SP JENNISON INTERNATIONAL GROWTH                  $1.00272               $0.74738             2,151,273
PORTFOLIO
5/l/2001* to 12/31/2001

SP LARGE CAP VALUE PORTFOLIO                      $0.99702               $0.92319             5,170,398
5/l/2001* to 12/31/2001

SP MFS CAPITAL OPPORTUNITIES PORTFOLIO            $0.99530               $0.80999              978,674
5/l/2001* to 12/31/2001

SP MFS MID-CAP GROWTH PORTFOLIO                   $0.99348               $0.81479             2,095,854
5/l/2001* to 12/31/2001

SP PIMCO HIGH YIELD PORTFOLIO                     $0.99996               $1.01328             6,416,363
5/l/2001* to 12/31/2001

SP PIMCO TOTAL RETURN PORTFOLIO                   $0.99996               $1.04036            18,964,165
5/l/2001* to 12/31/2001

SP PRUDENTIAL US EMERGING GROWTH                  $0.99484               $0.87347             3,829,265
PORTFOLIO
5/l/2001* to 12/31/2001

SP SMALL/MID CAP VALUE PORTFOLIO                  $1.00084               $1.00204             5,541,654
5/l/2001* to 12/31/2001

SP STRATEGIC PARTNERS FOCUSED GROWTH              $0.99482               $0.85645              861,858
PORTFOLIO
5/l/2001* to 12/31/2001

JANUS ASPEN SERIES-GROWTH PORTFOLIO               $0.99357               $0.78312             2,205,355
SERVICE SHARES
5/l/2001* to 12/31/2001

* Commencement of Business


TAX CONSIDERATIONS ASSOCIATED WITH THE STRATEGIC PARTNERS SELECT  CONTRACT.

The Economic Growth and Tax Relief Reconciliation Act of 2001 increased the contribution limits for traditional IRAs and Roth IRAs as follows: for 2001, the limit remains at $2,000; for 2002 to 2004 it rises to $3,000; for 2005 to 2007, to $4,000; and for 2008, $5,000. After 2008, the contribution amount will be indexed for inflation. The Act also provides for a catch up provision for individuals who are age 50 and above. These taxpayers will be permitted to contribute an additional $500 in years 2002 to 2005 and an additional $1,000 in 2006 and years thereafter. This product can also be used for Simplified Employee Pensions (SEPs). The Act increased the amount of compensation for contribution purposes from $170,000 to $200,000 in 2002, indexed for inflation. This will cap the annual SEP contribution at $30,000 in 2002.

                          PRUCO LIFE INSURANCE COMPANY

                            STRATEGIC PARTNERS SELECT

                       Supplement, dated February 4, 2002
                                       To
             Statement of Additional Information, dated May 1, 2001

Effective February 4, 2002, we have added two variable investment options. One of these options corresponds to the Equity Portfolio of The Prudential Series Fund, Inc. (the "Fund"), and the other option corresponds to the Value Portfolio of the Fund. We set out below certain past performance of the Equity Portfolio and Value Portfolio as of December 31, 2001, as well as performance figures as of that date with respect to the other Portfolios available under Strategic Partners Select.

                                     TABLE 1
                  NON STANDARDIZED AVERAGE ANNUAL TOTAL RETURN

                                                                                   Five            Ten         From Date
                                                                 One Year         Years           Years       Established
                     Fund                           Date           Ended          Ended           Ended         Through
                  Portfolio                      Established    12/31/2001      12/31/2001     12/31/2001      12/31/2001
                  ---------                      -----------    ----------      ----------     ----------      ----------
Prudential Equity Portfolio                         05/83         -17.39%         5.27%          10.36%          11.17%
Prudential Global Portfolio                         09/88         -23.73%         4.33%           7.71%          7.12%
Prudential Jennison Portfolio                       05/95         -24.35%         9.88%            N/A           12.94%
Prudential Stock Index Portfolio                    09/87         -18.25%         8.65%          10.88%          14.12%
Prudential Value Portfolio                          02/88         -8.42%          9.34%          11.40%          11.79%
SP Aggressive Growth Asset Allocation               09/00         -24.89           N/A             N/A          -20.23%
Portfolio
SP AIM Aggressive Growth Portfolio                  09/00         -30.55%          N/A             N/A          -29.95%
SP AIM Growth and Income Portfolio                  09/00         -28.72%          N/A             N/A          -29.92%
SP Alliance Large Cap Growth Portfolio              09/00         -20.63%          N/A             N/A          -23.00%
SP Alliance Technology Portfolio                    09/00         -31.07%          N/A             N/A          -36.60%
SP Balanced Asset Allocation Portfolio              09/00         -13.25%          N/A             N/A           -7.31%
SP Conservative Asset Allocation Portfolio          09/00         -6.63%           N/A             N/A           -1.12%
SP Davis Value Portfolio                            09/00         -16.69%          N/A             N/A           -8.57%
SP Deutsche International Equity Portfolio          09/00         -28.11%          N/A             N/A          -22.42%
SP Growth Asset Allocation Portfolio                09/00         -19.21%          N/A             N/A          -14.06%
SP INVESCO Small Company Growth Portfolio           09/00         -23.30%          N/A             N/A          -26.14%
SP Jennison International Growth Portfolio          09/00         -42.45%          N/A             N/A          -39.48%
SP Large Cap Value Portfolio                        09/00         -14.89%          N/A             N/A           -4.87%
SP MFS Capital Opportunities Portfolio              09/00         -29.31%          N/A             N/A          -25.41%
SP MFS Mid-Cap Growth Portfolio                     09/00         -26.98%          N/A             N/A          -19.62%
SP PIMCO High Yield Portfolio                       09/00         -2.49%           N/A             N/A           3.02%
SP PIMCO Total Return Portfolio                     09/00          2.12%           N/A             N/A           9.30%
SP Prudential U.S. Emerging Growth Portfolio        09/00         -23.89%          N/A             N/A          -26.51%
SP Small/Mid Cap Value Portfolio                    09/00         -3.32%           N/A             N/A           9.69%
SP Strategic Partners Focused Growth Portfolio      09/00         -21.47%          N/A             N/A          -27.87%
Janus Aspen Series-Growth Portfolio Service         11/95         -30.90          7.07%            N/A           9.02%
Shares

                                     TABLE 2
                   NON STANDARDIZED AVERAGE ANNUAL TOTAL RETURN
                             ASSUMING NO WITHDRAWAL

                                                                                   Five            Ten         From Date
                                                                 One Year         Years           Years       Established
                     Fund                           Date           Ended          Ended           Ended         Through
                  Portfolio                      Established    12/31/2001      12/31/2001     12/31/2001      12/31/2001
                  ---------                      -----------    ----------      ----------     ----------      ----------
Prudential Equity Portfolio                         05/83         -12.59%         5.40%          10.36%          11.17%
Prudential Global Portfolio                         09/88         -18.93%         4.47%           7.71%          7.12%
Prudential Jennison Portfolio                       05/95         -19.55%         9.99%            N/A           12.94%
Prudential Stock Index Portfolio                    09/87         -13.45%         8.76%          10.88%          14.12%
Prudential Value Portfolio                          02/88         -3.62%          9.45%          11.40%          11.79%
SP Aggressive Growth Asset Allocation               09/00         -20.09%          N/A             N/A          -20.23%
Portfolio
SP AIM Aggressive Growth Portfolio                  09/00         -25.75%          N/A             N/A          -29.95%
SP AIM Growth and Income Portfolio                  09/00         -23.92%          N/A             N/A          -29.92%
SP Alliance Large Cap Growth Portfolio              09/00         -15.83%          N/A             N/A          -23.00%
SP Alliance Technology Portfolio                    09/00         -26.27%          N/A             N/A          -36.60%
SP Balanced Asset Allocation Portfolio              09/00         -8.45%           N/A             N/A           -7.31%
SP Conservative Asset Allocation Portfolio          09/00         -1.83%           N/A             N/A           -1.12%
SP Davis Value Portfolio                            09/00         -11.89%          N/A             N/A           -8.57%
SP Deutsche International Equity Portfolio          09/00         -23.31%          N/A             N/A          -22.42%
SP Growth Asset Allocation Portfolio                09/00         -14.41%          N/A             N/A          -14.06%
SP INVESCO Small Company Growth Portfolio           09/00         -18.50%          N/A             N/A          -26.14%
SP Jennison International Growth Portfolio          09/00         -37.65%          N/A             N/A          -39.48%
SP Large Cap Value Portfolio                        09/00         -10.09%          N/A             N/A           -4.87%
SP MFS Capital Opportunities Portfolio              09/00         -24.51%          N/A             N/A          -25.41%
SP MFS Mid-Cap Growth Portfolio                     09/00         -22.18%          N/A             N/A          -19.62%
SP PIMCO High Yield Portfolio                       09/00          2.31%           N/A             N/A           3.02%
SP PIMCO Total Return Portfolio                     09/00          6.92%           N/A             N/A           9.30%
SP Prudential U.S. Emerging Growth Portfolio        09/00         -19.09%          N/A             N/A          -26.51%
SP Small/Mid Cap Value Portfolio                    09/00          1.48%           N/A             N/A           9.69%
SP Strategic Partners Focused Growth Portfolio      09/00         -16.67%          N/A             N/A          -27.87%
Janus Aspen Series-Growth Portfolio Service         11/95         -26.10%         7.19%            N/A           9.02%
Shares

                                     TABLE 3
                 CUMULATIVE TOTAL RETURN ASSUMING NO WITHDRAWAL

                                                                                   Five            Ten         From Date
                                                                 One Year         Years           Years       Established
                     Fund                           Date           Ended          Ended           Ended         Through
                  Portfolio                      Established    12/31/2001      12/31/2001     12/31/2001      12/31/2001
                  ---------                      -----------    ----------      ----------     ----------      ----------
Prudential Equity Portfolio                         05/83         -12.59%         30.05%         168.07%        613.98%
Prudential Global Portfolio                         09/88         -18.93%         24.44%         110.07%        149.47%
Prudential Jennison Portfolio                       05/95         -19.55%         60.95%           N/A          125.19%
Prudential Stock Index Portfolio                    09/87         -13.45%         52.20%         180.85%        552.74%
Prudential Value Portfolio                          02/88         -3.62%          57.07%         194.37%        368.74%
SP Aggressive Growth Asset Allocation               09/00         -20.09%          N/A             N/A          -25.01%
Portfolio
SP AIM Aggressive Growth Portfolio                  09/00         -25.75%          N/A             N/A          -36.44%
SP AIM Growth and Income Portfolio                  09/00         -23.92%          N/A             N/A          -36.40%
SP Alliance Large Cap Growth Portfolio              09/00         -15.83%          N/A             N/A          -28.30%
SP Alliance Technology Portfolio                    09/00         -26.27%          N/A             N/A          -44.01%
SP Balanced Asset Allocation Portfolio              09/00         -8.45%           N/A             N/A           -9.21%
SP Conservative Asset Allocation Portfolio          09/00         -1.83%           N/A             N/A           -1.43%
SP Davis Value Portfolio                            09/00         -11.89%          N/A             N/A          -10.78%
SP Deutsche International Equity Portfolio          09/00         -23.31%          N/A             N/A          -27.61%
SP Growth Asset Allocation Portfolio                09/00         -14.41%          N/A             N/A          -17.55%
SP INVESCO Small Company Growth Portfolio           09/00         -18.50%          N/A             N/A          -32.01%
SP Jennison International Growth Portfolio          09/00         -37.65%          N/A             N/A          -47.24%
SP Large Cap Value Portfolio                        09/00         -10.09%          N/A             N/A           -6.16%
SP MFS Capital Opportunities Portfolio              09/00         -24.51%          N/A             N/A          -31.15%
SP MFS Mid-Cap Growth Portfolio                     09/00         -22.18%          N/A             N/A          -24.27%
SP PIMCO High Yield Portfolio                       09/00          2.31%           N/A             N/A           3.86%
SP PIMCO Total Return Portfolio                     09/00          6.92%           N/A             N/A           11.99%
SP Prudential U.S. Emerging Growth Portfolio        09/00         -19.09%          N/A             N/A          -32.43%
SP Small/Mid Cap Value Portfolio                    09/00          1.48%           N/A             N/A           12.50%
SP Strategic Partners Focused Growth Portfolio      09/00         -16.67%          N/A             N/A          -34.02%
Janus Aspen Series-Growth Portfolio Service         11/95         -26.10%         41.52%           N/A           69.42%
Shares


The "yield" and "effective yield" of the Money Market Subaccount for the seven days ended December 31, 2001 were 0.38%.


PRUCO LIFE DIRECTORS AND OFFICERS

As of June, 2001, Pruco Life has the following directors:

JAMES J. AVERY, JR., Vice Chairman and Director - President, Prudential Individual Life Insurance since 1998; 1997 to 1998: Senior Vice President, Chief Actuary and CFO, Prudential Individual Insurance Group.

VIVAN L. BANTA, President, Chairman, and Director - Executive Vice President, Individual Financial Services, U.S. Consumer Group since 2000; 1998 to 1999:
Consultant, Individual Financial Services; 1997 to 1998: Consultant, Morgan Stanley.

RICHARD J. CARBONE, Director - Senior Vice President and Chief Financial Officer since 1997.

HELEN M. GALT, Director - Company Actuary, Prudential since 1993.

JEAN D. HAMILTON, Director - Executive Vice President, Prudential Institutional since 1998; prior to 1998: President, Diversified Group.

RONALD P. JOELSON, Director - Senior Vice President, Prudential Asset, Liability and Risk Management since 1999; 1996 to 1999; President, Guaranteed Products, Prudential Institutional.

DAVID R. ODENATH, JR., Director - President, Prudential Investments since 1999; prior to 1999; Senior Vice President and Director of Sales, Investment Consulting Group, Paine Webber.

As of June, 2001, Pruco Life has the following officers:

C. EDWARD CHAPLIN, Treasurer - Senior Vice President and Treasurer, Prudential since 2000; prior to 2000, Vice President and Treasurer, Prudential.

SHAUN M. BYRNES, Senior Vice President - Senior Vice President, Director of Mutual Funds, Annuities & UITs, Prudential Investments (PI) since 2001; 2000 to 2001: Senior Vice President, Director of Research, PI; 1999 to 2000: Senior Vice President, Director of Mutual Funds, PI; 1997 to 1999: Vice President, Mutual Funds, PI.

JAMES C. DROZANOWSKI, Senior Vice President - Vice President, Operations and Systems, Prudential Individual Financial Services since 1998; prior to 1998:
Vice President and Operations Executive, Prudential Individual Insurance Group.

THOMAS F. HIGGINS, Senior Vice President - Vice President, Annuity Services, Prudential Individual Financial Services since 1999; 1998 to 1999: Vice President, Mutual Funds, Prudential Individual Financial Services; prior to 1998: Principal, Mutual Fund Operations, The Vanguard Group.

CLIFFORD E. KIRSCH, Chief Legal Officer and Secretary - Chief Counsel, Variable Products, Prudential Law Department since 1995.

ANDREW J. MAKO, Executive Vice President - Vice President, Finance, U.S. Consumer Group since 1999; prior to 1999: Vice President, Business Performance Management Group.

ESTHER H. MILNES, Senior Vice President - Vice President and Chief Actuary, Prudential Individual Life Insurance since 1999; prior to 1999: Vice President and Actuary, Prudential Individual Insurance Group.

JAMES B. O'CONNOR, Senior Vice President and Actuary - Vice President, Guaranteed Products since 2001; 1998 to 2000: Corporate Vice President, Guaranteed Products; prior to 1998: Corporate Actuary, PI.

SHIRLEY H. SHAO, Senior Vice President and Chief Actuary - Vice President and Associate Actuary, Prudential since 1996.

WILLIAM J. ECKERT, IV, Vice President and Chief Accounting Officer - Vice President and IFS Controller, Prudential Enterprise Financial Management (PEFM) since 2000; 1999 to 2000: Vice President and Individual Life Controller, PEFM; 1997 to 1999: Vice President, Accounting, PEFM.